INCOME TAX - Schedule of Income tax provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
State
Change in valuation allowance	$ (6,125.49)
Income tax provision	$ 0	$ (182,843)	$ 1,838,490	$ (694,363)
Digital Health Acquisition Corp.
Federal
Current				187,225
Deferred			(926,728)	(741,805)
State
Deferred			(191,524)	(153,306)
Change in valuation allowance			$ 1,118,252	895,111
Income tax provision				$ 187,225